Foreign currency exchange rate (Details) - $ / £	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effects Of Changes In Foreign Exchange Rates [Abstract]
Closing rate, GBP 1	1.36501	1.3186	1.2690
Weighted average exchange rate, GBP 1	1.28423	1.2747	1.3501